BALANCES CLASSIFIED AS HELD FOR SALE - Schedule of assets and liabilities classified as held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Cash and cash equivalents	$ 9,556	$ 0
Restricted cash and cash equivalents	687
Accounts receivable, net	7,508	0
Inventories, net	57,306	0
Prepaid expenses and other current assets	15,705	0
Property, plant and equipment, net	67,812	466
Operating lease right of use assets	323	0
Intangible assets, net	14	0
Other long-term assets	13,358	0
Total assets classified as held for sale	172,269	466
Accounts payable	56,755	0
Accrued liabilities	26,623	0
Contract liabilities, current portion	1,823	0
Short-term debt	1,685	0
Operating lease liabilities	317	0
Deferred tax liabilities	1,116	0
Other long-term liabilities	17,049	0
Liabilities classified as held for sale	$ 105,368	$ 0